INVESTMENTS - Analysis of investments including related gains and losses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS
Investments, beginning of year	$ 7,501,155	$ 31,942,458
Purchases of investments	174,500
Proceeds on disposal of investments		4,827,266
Realized losses on investments		(4,675,084)
Unrealized losses on investments	(4,079,063)	(14,938,953)
Investments, end of year	$ 3,596,592	$ 7,501,155